Janus Henderson Multi-Sector Income Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.14%	2.08%	4.05%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.57%	2.30%	3.78%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.11%	2.83%	4.43%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.67%	0.86%	2.47%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.61%	1.42%	2.64%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.59%	3.29%	4.79%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.69%	3.39%	4.87%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.56%	3.15%	4.62%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.